Cover Page	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	XPeng Inc.
Entity Central Index Key	0001810997
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN